Acquisitions and Divestitures (Narrative) (Details)	5 Months Ended	9 Months Ended	10 Months Ended
	Jun. 07, 2013 USD ($)	Oct. 02, 2015 USD ($) shares	Oct. 17, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 191,307,000	$ 145,932,000	$ 141,943,000	$ 134,242,000
Mountain National Bank
Business Acquisition [Line Items]
Acquisition date	Jun. 07, 2013
Business Acquisition, Name of Acquired Entity	Mountain National Bank
Number Of Bank Branches	12
Mountain National Bank | Acquired From FDIC
Business Acquisition [Line Items]
Assets acquired	$ 451,547,000
Loans acquired	249,001,000
Cash and cash equivalents	54,872,000
Premises and equipment	10,359,000
Deposits assumed	362,098,000
Asset discount	33,000,000
Mountain National Bank | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired	416,674,000
Loans acquired	215,907,000
Cash and cash equivalents	54,872,000
Premises and equipment	14,114,000
Deposits assumed	364,098,000
Goodwill	7,701,000
Acquisition goodwill expected to be tax deductible	$ 4,400,000
Branch Acquisition
Business Acquisition [Line Items]
Acquisition date			Oct. 17, 2014
Deposit Premium			3.32%
Number Of Acquired Bank Branches			13
Branch Acquisition | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired			$ 437,600,000
Cash and cash equivalents			413,400,000
Premises and equipment			7,500,000
Goodwill and intangible assets			15,700,000
Deposits assumed			437,200,000
Goodwill			4,000,000
Acquisition goodwill expected to be tax deductible			$ 4,000,000
Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Acquisition date		Oct. 02, 2015
Business Acquisition, Name of Acquired Entity		TrustAtlantic Financial Corporation
Business Acquisition, Description of Acquired Entity		Prior to the acquisition TAF and TAB were headquartered in Raleigh, North Carolina, where TAB had five branches located in the communities of Raleigh, Cary and Greenville.
Business Combination, Reason for Business Combination		The acquisition expanded and strengthened FHN’s market share in its Mid-Atlantic region.
Business Combination, Goodwill Recognized, Description		This goodwill is the result of expected operational synergies, expansion in the Mid-Atlantic region and other factors,
Number of common shares issued in acquisition | shares		5,093,657
Number Of Bank Branches		5
Trustatlantic Financial Corporation | As Recorded by FHN
Business Acquisition [Line Items]
Cash payment to acquire business, gross		$ 23,888,000
Total transaction value		96,679,000
Assets acquired		399,972,000
Loans acquired		281,944,000
Cash and cash equivalents		18,801,000
Premises and equipment		3,567,000
Deposits assumed		344,088,000
Goodwill		$ 45,375,000